COMMITMENTS AND CONTINGENCIES (Schedule of Minimum Royalty Payments) (Details) - USFRF [Member]	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
2019	$ 1,000
2020	4,000
2021	$ 8,000